PIMCO Variable Insurance Trust

Supplement dated September 15, 2017 to the

Administrative Class Prospectus, Institutional Class Prospectus and Advisor Class and Class M Prospectus,

each dated April 28, 2017, as supplemented from time to time (the “Prospectuses”), and to the

Statement of Additional Information

dated April 28, 2017, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO All Asset Portfolio and PIMCO All Asset All Authority Portfolio

(the “Portfolios”)

Effective immediately, the first and second sentences of the “Principal Investment Strategies” section of each Portfolio’s Portfolio Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”).

In addition, effective immediately, the “Model Risk” paragraph in the “Principal Risks—Certain Principal Risks of Underlying PIMCO Funds” section of each Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Model Risk: the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

In addition, effective immediately, the following paragraphs are added to the “Principal Risks—Certain Principal Risks of Underlying PIMCO Funds” section of each Portfolio’s Portfolio Summary in the Prospectuses:

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

In addition, effective immediately, the table following the first paragraph in the “Description of Principal Risks” section of the Prospectuses is updated to reflect the addition of “Tracking Error Risk” and “Indexing Risk” and to indicate that the Portfolios are subject to these risks.

In addition, effective immediately, the following disclosure is added to the end of the first paragraph in the “Description of Principal Risks—Model Risk” section of the Prospectuses:

In addition, in constructing the underlying index of an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, the index provider may utilize quantitative models or methodologies that may be proprietary or developed by third-parties. These models and methodologies are used to help determine the composition of the underlying index and may not adequately take into account certain factors, resulting in a decline in the value of the underlying index and, therefore, the Underlying PIMCO Fund.

In addition, effective immediately, the following paragraphs are added to the “Description of Principal Risks” section of the Prospectuses:

Tracking Error Risk

An Underlying PIMCO Fund that seeks to track the investment results of an index may not invest in every component security of its underlying index. Imperfect correlation between an Underlying PIMCO Fund’s portfolio and its underlying index, asset valuation, timing variances, changes to the underlying index and regulatory requirements may cause the Underlying PIMCO Fund’s performance to diverge from the performance of its underlying index. Tracking error may also result because an Underlying PIMCO Fund incurs fees and expenses while its underlying index does not incur such fees and expenses. Such expenses include the costs of buying and selling securities, such as when an Underlying PIMCO Fund rebalances its portfolio to reflect changes in the composition of the underlying index. These expenses may be higher for an Underlying PIMCO Fund investing in foreign (non-U.S.) securities. The performance of an Underlying PIMCO Fund and the underlying index may vary due to differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of an Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of market volatility or other unusual market conditions. Because an underlying index is not subject to the tax diversification requirements to which an Underlying PIMCO Fund must adhere, the Underlying PIMCO Fund may be required to deviate its investments from the securities and relative weightings of its underlying index. For tax efficiency purposes, an Underlying PIMCO Fund may sell certain securities to realize losses, which will result in a deviation from its underlying index. An Underlying PIMCO Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and to pay expenses. In addition, if an Underlying PIMCO Fund uses a representative sampling approach, this approach may cause the Underlying PIMCO Fund to be less correlated with the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index with the same relative weightings as the underlying index.

Indexing Risk

Certain Underlying PIMCO Funds use an indexing approach and may be affected by a general decline in market segments or asset classes relating to their underlying indexes. Those Underlying PIMCO Funds invest in securities and instruments included in, or representative of, their underlying indexes regardless of the investment merits of the underlying indexes. Additionally, errors in the construction or calculation of an Underlying PIMCO Fund’s underlying index may occur from time to time, and the index provider may not identify or correct such errors for some period of time. Any such underlying index construction or calculation error may adversely impact the Underlying PIMCO Fund.

In addition, effective immediately, the first sentence of the first paragraph of the “Management of the Portfolios—Fund of Funds Fees” section of the Prospectuses is deleted in its entirety and replaced with the following:

Each of the PIMCO All Asset and PIMCO All Asset All Authority Portfolios is permitted to invest in Underlying PIMCO Funds, which, for these two Portfolios, is defined to include the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds.

In addition, effective immediately, the second sentence of the third paragraph of the “Management of the Portfolios—Fund of Funds Fees” section of the Prospectuses is deleted in its entirety and replaced with the following:

Each Portfolio also indirectly pays its proportionate share of the advisory, supervisory and administrative and management fees charged by PIMCO to the Underlying PIMCO Funds and, to the extent not included among the Underlying PIMCO Funds, funds of PIMCO ETF Trust in which each Portfolio invests (collectively, “Underlying PIMCO Fund Expenses”).

In addition, effective immediately, the ninth and tenth paragraphs of the “Management of the Portfolios—Fund of Funds Fees” section of the Prospectuses are deleted in their entirety and replaced with the following:

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other funds. The cost of investing in a Portfolio that is a fund of funds will generally be higher than the cost of investing in a Portfolio that invests directly in individual stocks and bonds. By investing in a Portfolio that is a fund of funds, an investor will indirectly bear fees and expenses charged by non-PIMCO Acquired Funds (and may indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. The PIMCO All Asset and PIMCO All Asset All Authority Portfolios invest in the least expensive class of shares of the Underlying PIMCO Funds, which are not subject to any sales charges or distribution (12b-1) fees. The PIMCO Global Diversified Allocation and PIMCO Global Multi-Asset Managed Allocation Portfolios, to the extent they invest in Underlying PIMCO Funds, invest in Institutional Class or Class M shares of the Underlying PIMCO Funds, which are not subject to any sales charges or distribution (12b-1) fees.

The following table summarizes the annual expenses borne by Institutional Class or Class M shareholders of the Underlying PIMCO Funds (or, in the case of those operating as exchange-traded funds, the Underlying PIMCO Fund shareholders). Because the PIMCO All Asset and PIMCO All Asset All Authority Portfolios invest in the least expensive class of shares of the Underlying PIMCO Funds, and the PIMCO Global Diversified Allocation and PIMCO Global Multi-Asset Managed Allocation Portfolios, to the extent they invest in Underlying PIMCO Funds, invest in Institutional Class or Class M shares of the Underlying PIMCO Funds, shareholders of the PIMCO All Asset, PIMCO All Asset All Authority, PIMCO Global Diversified Allocation and PIMCO Global Multi-Asset Managed Allocation Portfolios would indirectly bear a proportionate share of these expenses, depending upon how the Portfolios’ assets are allocated from time to time among the Underlying PIMCO Funds.

In addition, effective immediately, the first sentence of the “Management of the Portfolios—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses is deleted in its entirety and replaced with the following:

(Based on the average daily net assets attributable to an Underlying PIMCO Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund, or the Fund in the case of exchange-traded funds of the PIMCO ETF Trust or PIMCO Equity Series)).

In addition, effective immediately, the following rows are added to the table in the “Management of the Portfolios—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses:

Underlying PIMCO Fund	Management Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%	0.10%	0.59%
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%	0.10%	0.49%
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%	0.10%	0.39%

In addition, effective immediately, the second footnote to the table in the “Management of the Portfolios—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses is deleted in its entirety and replaced with the following:

[2]

Other Expenses include expenses such as organizational expenses, interest expense, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses attributable to the Institutional Class or Class M shares, or the Fund in the case of exchange-traded funds of the PIMCO ETF Trust or PIMCO Equity Series.

In addition, effective immediately, the first sentence of the first paragraph in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses is deleted in its entirety and replaced with the following:

The PIMCO All Asset and PIMCO All Asset All Authority Portfolios invest substantially all of their assets in some or all of the Underlying PIMCO Funds, which, for these two Portfolios, is defined to include the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds.

In addition, effective immediately, the last sentence of the first paragraph in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses is deleted in its entirety and replaced with the following:

For a complete description of an Underlying PIMCO Fund, please see that Fund’s Institutional Class or Class M prospectus (or Fund prospectus in the case of any exchange-traded fund of the PIMCO ETF Trust or PIMCO Equity Series), which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

In addition, effective immediately, the following rows are added to the table in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses:

Category	Underlying PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Instruments(2)
Domestic Equity-Related	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Component securities of the RAFI Dynamic Multi-Factor U.S. Index	N/A	N/A	0%
International Equity-Related	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Component securities of the RAFI Dynamic Multi-Factor Emerging Markets Index	N/A	N/A	No Limitation
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Component securities of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	N/A	N/A	No Limitation

In addition, effective immediately, the first three sentences of the second paragraph in the “Investment Objectives and Policies” section of the SAI are deleted in their entirety and replaced with the following:

The PIMCO All Asset and the PIMCO All Asset All Authority Portfolios invest substantially all of their assets in certain series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, each an affiliated investment company also managed by PIMCO. Each of the PIMCO Global Diversified Allocation Portfolio and the PIMCO Global Multi-Asset Managed Allocation Portfolio also may invest a portion of its assets in certain series of PIMCO Funds and certain series of PIMCO Equity Series. The series of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust in which the PIMCO All Asset, the PIMCO All Asset All Authority, PIMCO Global Diversified Allocation and PIMCO Global Multi-Asset Managed Allocation Portfolios may invest, as specified in the Prospectuses, are referred to in this Statement of Additional Information as “Underlying PIMCO Funds.”

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_091517

PIMCO Variable Insurance Trust

Supplement dated September 15, 2017 to the

PIMCO All Asset Portfolio Administrative Class Prospectus, PIMCO All Asset Portfolio Institutional

Class Prospectus, PIMCO All Asset Portfolio Advisor Class Prospectus and PIMCO All Asset Portfolio

Class M Prospectus,

each dated April 28, 2017, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset Portfolio

(the “Portfolio”)

Effective immediately, the first and second sentences of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”).

In addition, effective immediately, the “Model Risk” paragraph in the “Principal Risks—Certain Principal Risks of Underlying PIMCO Funds” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Model Risk: the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

In addition, effective immediately, the following paragraphs are added to the “Principal Risks—Certain Principal Risks of Underlying PIMCO Funds” section of the Portfolio’s Portfolio Summary in the Prospectuses:

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

In addition, effective immediately, the following disclosure is added to the end of the first paragraph in the “Description of Principal Risks—Model Risk” section of the Prospectuses:

In addition, in constructing the underlying index of an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, the index provider may utilize quantitative models or methodologies that may be proprietary or developed by third-parties. These models and methodologies are used to help determine the composition of the underlying index and may not adequately take into account certain factors, resulting in a decline in the value of the underlying index and, therefore, the Underlying PIMCO Fund.

In addition, effective immediately, the following paragraphs are added to the “Description of Principal Risks” section of the Prospectuses:

Tracking Error Risk

An Underlying PIMCO Fund that seeks to track the investment results of an index may not invest in every component security of its underlying index. Imperfect correlation between an Underlying PIMCO Fund’s portfolio and its underlying index, asset valuation, timing variances, changes to the underlying index and regulatory requirements may cause the Underlying PIMCO Fund’s performance to diverge from the performance of its underlying index. Tracking error may also result because an Underlying PIMCO Fund incurs fees and expenses while its underlying index does not incur such fees and expenses. Such expenses include the costs of buying and selling securities, such as when an Underlying PIMCO Fund rebalances its portfolio to reflect changes in the composition of the underlying index. These expenses may be higher for an Underlying PIMCO Fund investing in foreign (non-U.S.) securities. The performance of an Underlying PIMCO Fund and the underlying index may vary due to differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of an Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of market volatility or other unusual market conditions. Because an underlying index is not subject to the tax diversification requirements to which an Underlying PIMCO Fund must adhere, the Underlying PIMCO Fund may be required to deviate its investments from the securities and relative weightings of its underlying index. For tax efficiency purposes, an Underlying PIMCO Fund may sell certain securities to realize losses, which will result in a deviation from its underlying index. An Underlying PIMCO Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and to pay expenses. In addition, if an Underlying PIMCO Fund uses a representative sampling approach, this approach may cause the Underlying PIMCO Fund to be less correlated with the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index with the same relative weightings as the underlying index.

Indexing Risk

Certain Underlying PIMCO Funds use an indexing approach and may be affected by a general decline in market segments or asset classes relating to their underlying indexes. Those Underlying PIMCO Funds invest in securities and instruments included in, or representative of, their underlying indexes regardless of the investment merits of the underlying indexes. Additionally, errors in the construction or calculation of an Underlying PIMCO Fund’s underlying index may occur from time to time, and the index provider may not identify or correct such errors for some period of time. Any such underlying index construction or calculation error may adversely impact the Underlying PIMCO Fund.

In addition, effective immediately, the first sentence of the first paragraph of the “Management of the Portfolio—Fund of Funds Fees” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio is permitted to invest in Underlying PIMCO Funds, which, for the Portfolio, is defined to include the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds.

In addition, effective immediately, the third sentence of the second paragraph of the “Management of the Portfolio—Fund of Funds Fees” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio also indirectly pays its proportionate share of the advisory, supervisory and administrative and management fees charged by PIMCO to the Underlying PIMCO Funds in which the Portfolio invests (collectively, “Underlying PIMCO Fund Expenses”).

In addition, effective immediately, the fifth and sixth paragraphs of the “Management of the Portfolio—Fund of Funds Fees” section of the Prospectuses are deleted in their entirety and replaced with the following:

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a Portfolio that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds (to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio invests in the least expensive class of shares of the Underlying PIMCO Funds, which are not subject to any sales charges or distribution (12b-1) fees.

The following table summarizes the annual expenses borne by Institutional Class or Class M shareholders of the Underlying PIMCO Funds (or, in the case of those operating as exchange-traded funds, the Underlying PIMCO Fund shareholders). Because the Portfolio invests in the least expensive class of shares of the Underlying PIMCO Funds, shareholders of the Portfolio would indirectly bear a proportionate share of these expenses, depending upon how the Portfolio’s assets are allocated from time to time among the Underlying PIMCO Funds.

In addition, effective immediately, the first sentence of the “Management of the Portfolio—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses is deleted in its entirety and replaced with the following:

(Based on the average daily net assets attributable to an Underlying PIMCO Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund, or the Fund in the case of exchange-traded funds of the PIMCO ETF Trust or PIMCO Equity Series)).

In addition, effective immediately, the following rows are added to the table in the “Management of the Portfolio—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses:

Underlying PIMCO Fund	Management Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%	0.10%	0.59%
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%	0.10%	0.49%
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%	0.10%	0.39%

In addition, effective immediately, the second footnote to the table in the “Management of the Portfolio—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses is deleted in its entirety and replaced with the following:

[2]

Other Expenses include expenses such as organizational expenses, interest expense, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses attributable to the Institutional Class or Class M shares, or the Fund in the case of exchange-traded funds of the PIMCO ETF Trust or PIMCO Equity Series.

In addition, effective immediately, the first sentence of the first paragraph in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests substantially all of its assets in some or all of the Underlying PIMCO Funds, which, for the Portfolio, is defined to include the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds.

In addition, effective immediately, the last sentence of the first paragraph in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses is deleted in its entirety and replaced with the following:

For a complete description of an Underlying PIMCO Fund, please see that Fund’s Institutional Class or Class M prospectus (or Fund prospectus in the case of any exchange-traded fund of the PIMCO ETF Trust or PIMCO Equity Series), which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

In addition, effective immediately, the following rows are added to the table in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses:

Category	Underlying PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Instruments(2)
Domestic Equity-Related	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Component securities of the RAFI Dynamic Multi-Factor U.S. Index	N/A	N/A	0%
International Equity-Related	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Component securities of the RAFI Dynamic Multi-Factor Emerging Markets Index	N/A	N/A	No Limitation
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Component securities of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	N/A	N/A	No Limitation

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_091517

PIMCO Variable Insurance Trust

Supplement dated September 15, 2017 to the

PIMCO All Asset All Authority Portfolio Administrative Class Prospectus, PIMCO All Asset All

Authority Portfolio Institutional Class Prospectus and PIMCO All Asset All Authority Portfolio Advisor

Class Prospectus,

each dated April 28, 2017, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO All Asset All Authority Portfolio

(the “Portfolio”)

Effective immediately, the first and second sentences of the “Principal Investment Strategies” section of the Portfolio’s Portfolio Summary in the Prospectuses are deleted in their entirety and replaced with the following:

The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other funds. The Portfolio seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds (collectively, “Underlying PIMCO Funds”).

In addition, effective immediately, the “Model Risk” paragraph in the “Principal Risks—Certain Principal Risks of Underlying PIMCO Funds” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted in its entirety and replaced with the following:

Model Risk: the risk that an Underlying PIMCO Fund’s investment models used in making investment allocation decisions, and the indexation methodologies used in constructing an underlying index for an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, may not adequately take into account certain factors and may result in a decline in the value of an investment in the Underlying PIMCO Fund

In addition, effective immediately, the following paragraphs are added to the “Principal Risks—Certain Principal Risks of Underlying PIMCO Funds” section of the Portfolio’s Portfolio Summary in the Prospectuses:

Tracking Error Risk: the risk that the portfolio of an Underlying PIMCO Fund that seeks to track the investment results of an underlying index may not closely track the underlying index for a number of reasons. The Underlying PIMCO Fund incurs operating expenses, which are not applicable to the underlying index, and the costs of buying and selling securities, especially when rebalancing the Underlying PIMCO Fund’s portfolio to reflect changes in the composition of the underlying index. Performance of the Underlying PIMCO Fund and the underlying index may vary due to asset valuation differences and differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of the Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of increased market volatility or other unusual market conditions. In addition, an Underlying PIMCO Fund’s use of a representative sampling approach may cause the Underlying PIMCO Fund to be less correlated to the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index

Indexing Risk: the risk that an Underlying PIMCO Fund that seeks to track the investment results of an underlying index is negatively affected by general declines in the asset classes represented by the underlying index

In addition, effective immediately, the following disclosure is added to the end of the first paragraph in the “Description of Principal Risks—Model Risk” section of the Prospectuses:

In addition, in constructing the underlying index of an Underlying PIMCO Fund that seeks to track the investment results of such underlying index, the index provider may utilize quantitative models or methodologies that may be proprietary or developed by third-parties. These models and methodologies are used to help determine the composition of the underlying index and may not adequately take into account certain factors, resulting in a decline in the value of the underlying index and, therefore, the Underlying PIMCO Fund.

In addition, effective immediately, the following paragraphs are added to the “Description of Principal Risks” section of the Prospectuses:

Tracking Error Risk

An Underlying PIMCO Fund that seeks to track the investment results of an index may not invest in every component security of its underlying index. Imperfect correlation between an Underlying PIMCO Fund’s portfolio and its underlying index, asset valuation, timing variances, changes to the underlying index and regulatory requirements may cause the Underlying PIMCO Fund’s performance to diverge from the performance of its underlying index. Tracking error may also result because an Underlying PIMCO Fund incurs fees and expenses while its underlying index does not incur such fees and expenses. Such expenses include the costs of buying and selling securities, such as when an Underlying PIMCO Fund rebalances its portfolio to reflect changes in the composition of the underlying index. These expenses may be higher for an Underlying PIMCO Fund investing in foreign (non-U.S.) securities. The performance of an Underlying PIMCO Fund and the underlying index may vary due to differences between the Underlying PIMCO Fund’s portfolio and the underlying index due to legal restrictions, cost or liquidity restraints. The risk that performance of an Underlying PIMCO Fund and the underlying index may vary may be heightened during periods of market volatility or other unusual market conditions. Because an underlying index is not subject to the tax diversification requirements to which an Underlying PIMCO Fund must adhere, the Underlying PIMCO Fund may be required to deviate its investments from the securities and relative weightings of its underlying index. For tax efficiency purposes, an Underlying PIMCO Fund may sell certain securities to realize losses, which will result in a deviation from its underlying index. An Underlying PIMCO Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and to pay expenses. In addition, if an Underlying PIMCO Fund uses a representative sampling approach, this approach may cause the Underlying PIMCO Fund to be less correlated with the return of the underlying index than if the Underlying PIMCO Fund held all of the securities in the underlying index with the same relative weightings as the underlying index.

Indexing Risk

Certain Underlying PIMCO Funds use an indexing approach and may be affected by a general decline in market segments or asset classes relating to their underlying indexes. Those Underlying PIMCO Funds invest in securities and instruments included in, or representative of, their underlying indexes regardless of the investment merits of the underlying indexes. Additionally, errors in the construction or calculation of an Underlying PIMCO Fund’s underlying index may occur from time to time, and the index provider may not identify or correct such errors for some period of time. Any such underlying index construction or calculation error may adversely impact the Underlying PIMCO Fund.

In addition, effective immediately, the first sentence of the first paragraph of the “Management of the Portfolio—Fund of Funds Fees” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio is permitted to invest in Underlying PIMCO Funds, which, for the Portfolio, is defined to include the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds.

In addition, effective immediately, the third sentence of the second paragraph of the “Management of the Portfolio—Fund of Funds Fees” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio also indirectly pays its proportionate share of the advisory, supervisory and administrative and management fees charged by PIMCO to the Underlying PIMCO Funds in which the Portfolio invests (collectively, “Underlying PIMCO Fund Expenses”).

In addition, effective immediately, the fifth and sixth paragraphs of the “Management of the Portfolio—Fund of Funds Fees” section of the Prospectuses are deleted in their entirety and replaced with the following:

The expenses associated with investing in a fund of funds are generally higher than those for mutual funds that do not invest in other funds. The cost of investing in the Portfolio will generally be higher than the cost of investing in a Portfolio that invests directly in individual stocks and bonds. By investing in the Portfolio, an investor will indirectly bear a portion of the fees and expenses charged by Underlying PIMCO Funds (to the extent such fees and expenses are not waived or reimbursed pursuant to applicable waiver and reimbursement agreements) in addition to the Portfolio’s direct fees and expenses. In addition, the use of a fund of funds structure could affect the timing, amount and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders. The Portfolio invests in the least expensive class of shares of the Underlying PIMCO Funds, which are not subject to any sales charges or distribution (12b-1) fees.

The following table summarizes the annual expenses borne by Institutional Class or Class M shareholders of the Underlying PIMCO Funds (or, in the case of those operating as exchange-traded funds, the Underlying PIMCO Fund shareholders). Because the Portfolio invests in the least expensive class of shares of the Underlying PIMCO Funds, shareholders of the Portfolio would indirectly bear a proportionate share of these expenses, depending upon how the Portfolio’s assets are allocated from time to time among the Underlying PIMCO Funds.

In addition, effective immediately, the first sentence of the “Management of the Portfolio—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses is deleted in its entirety and replaced with the following:

(Based on the average daily net assets attributable to an Underlying PIMCO Fund’s Institutional Class shares (or Class M shares in the case of the PIMCO Government Money Market Fund, or the Fund in the case of exchange-traded funds of the PIMCO ETF Trust or PIMCO Equity Series)).

In addition, effective immediately, the following rows are added to the table in the “Management of the Portfolio—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses:

Underlying PIMCO Fund	Management Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	0.49%	0.10%	0.59%
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	0.39%	0.10%	0.49%
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	0.29%	0.10%	0.39%

In addition, effective immediately, the second footnote to the table in the “Management of the Portfolio—Fund of Funds Fees—Annual Underlying PIMCO Fund Expenses” section of the Prospectuses is deleted in its entirety and replaced with the following:

[2]

Other Expenses include expenses such as organizational expenses, interest expense, taxes, governmental fees, pro rata Trustees’ fees and acquired fund fees and expenses attributable to the Institutional Class or Class M shares, or the Fund in the case of exchange-traded funds of the PIMCO ETF Trust or PIMCO Equity Series.

In addition, effective immediately, the first sentence of the first paragraph in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses is deleted in its entirety and replaced with the following:

The Portfolio invests substantially all of its assets in some or all of the Underlying PIMCO Funds, which, for the Portfolio, is defined to include the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company, except other funds of funds.

In addition, effective immediately, the last sentence of the first paragraph in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses is deleted in its entirety and replaced with the following:

For a complete description of an Underlying PIMCO Fund, please see that Fund’s Institutional Class or Class M prospectus (or Fund prospectus in the case of any exchange-traded fund of the PIMCO ETF Trust or PIMCO Equity Series), which is incorporated herein by reference and is available free of charge by telephoning 1-800-927-4648.

In addition, effective immediately, the following rows are added to the table in the “Descriptions of the Underlying PIMCO Funds” section of the Prospectuses:

Category	Underlying PIMCO Fund	Main Investments	Duration	Credit Quality(1)	Non-U.S. Dollar Denominated Instruments(2)
Domestic Equity-Related	PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	Component securities of the RAFI Dynamic Multi-Factor U.S. Index	N/A	N/A	0%
International Equity-Related	PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	Component securities of the RAFI Dynamic Multi-Factor Emerging Markets Index	N/A	N/A	No Limitation
	PIMCO RAFI Dynamic Multi-Factor International Equity ETF	Component securities of the RAFI Dynamic Multi-Factor Developed Ex-U.S. Index	N/A	N/A	No Limitation

Investors Should Retain This Supplement for Future Reference

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